THERMADYNE HOLDINGS CORPORATION CONSOLIDATED BALANCE SHEETS (Dollars in thousands) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 20,856	$ 22,399
Trusteed assets		183,685
Accounts receivable, less allowance for doubtful accounts of
$750 and $400, respectively	68,570	62,912
Inventories	96,011	85,440
Prepaid expenses and other	11,972	11,310
Deferred tax assets	2,823	2,644
Total current assets	200,232	368,390
Property, plant and equipment, net of accumulated depreciation
of $15,073 and $1,274, respectively	73,861	74,338
Goodwill	182,429	182,841
Intangibles, net	140,265	145,662
Deferred financing fees	13,416	15,127
Other assets	502	1,632
Total assets	610,705	787,990
Current Liabilities:
Senior subordinated notes due 2014		176,095
Current maturities of other long-term obligations	1,715	2,207
Accounts payable	29,705	26,976
Accrued and other liabilities	43,560	40,992
Accrued interest	1,081	9,184
Income taxes payable	2,875	3,760
Deferred tax liabilities	3,584	6,014
Total current liabilities	82,520	265,228
Long-term obligations, less current maturities	263,607	264,564
Deferred tax liabilities	78,927	78,743
Other long-term liabilities	18,081	14,659
Total liabilities	443,135	623,194
Stockholder's equity:
Additional paid-in capital	177,790	176,035
Accumulated deficit	(7,939)	(14,680)
Accumulated other comprehensive income	(2,281)	3,441
Total stockholder's equity	167,570	164,796
Total liabilities and stockholder's equity	$ 610,705	$ 787,990